Organization and Business (Details) - USD ($)	Sep. 30, 2021	Oct. 01, 2023
Organization and Business [Line Items]
Purchase price	$ 60,000
Promissory note amounting	$ 60,000
Promissory note bears interest rate	8.00%	9.00%
Maturity date	Oct. 01, 2023	Dec. 30, 2023
Minimum [Member]
Organization and Business [Line Items]
Promissory note bears interest rate	8.00%
Maturity date	Oct. 01, 2023
Maximum [Member]
Organization and Business [Line Items]
Promissory note bears interest rate		9.00%
Maturity date		Dec. 30, 2023